Financial Risk Management - Derivative Financial Instruments Per Category (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative Assets	€ 71,620	€ 151,748
Derivative Assets, Noncurrent	30,777	101,651
Derivative Assets, Current	40,843	50,097
Derivative Liabilities	11,652	10,893
Derivative Liabilities, Noncurrent	2,608	4,032
Derivative Liabilities, Current	9,044	6,861
Cash Flow Hedging [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Derivative Assets
Derivative Assets, Noncurrent
Derivative Liabilities	3,598	4,780
Derivative Liabilities, Noncurrent	2,608	4,032
Cash Flow Hedging [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	3	5,975
Derivative Liabilities	6,039	5,688
Fair Value Hedging [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Derivative Assets	54,983	128,830
Derivative Assets, Noncurrent	30,777	101,651
Derivative Liabilities
Derivative Liabilities, Noncurrent
Other Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	16,634	16,943
Derivative Liabilities	€ 2,015	€ 425